Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock shares authorized	[1]	20,000,000	20,000,000
Common stock par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Common stock shares issued	[1]	4,080,380	1,399,675
Common stock shares outstanding	[1]	4,080,380	1,399,675

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 12, 2024 onwards